Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

Note 17 - Related party transactions

1.	Victor OR (“Mr. Or”) is the seller of GFS, and a shareholder of the Company who was holding 15.7% of the Company’s ordinary shares from January 13 to October 10, 2020, and approximately 2.3% and 2.3% of the Company’s ordinary shares as of December 31, 2021 and 2020, respectively.
2.	On December 23, 2019, the Company entered into a Share Exchange Agreement with Mr. Or for the purchase and sale of the entire equity interest in GFS. As part of consideration, the promissory note was issued to Mr. Or on January 31, 2020. The face value (principal) amount of $28.47 million is repayable by January 31, 2025, and bearing fixed interest at a rate of eight percent (8%) per annum. The Company has repaid the promissory note by several payments during 2020 and 2021, and it was fully settled by March 30, 2021.

On September 26, 2018, GCL entered into a mortgage loan agreement to provide a loan to Mr. Or and two other unrelated parties in the amount of HK$11.50 million ($1.47 million), which was secured by residential property of Mr. Or, maturing on September 25, 2019, and bearing interest at 8% per annum. On September 25, 2019, GCL agreed to extend the term of the loan to September 25, 2020. On March 1, 2021, Mr. Or and two unrelated parties fully repaid HK$11.50 million ($1.47 million) to the Company.

On September 26, 2018, GCL entered into a loan agreement to provide a loan to Mr. Or and two other unrelated parties in the amount of HK$116.50 million ($14.94 million), which was not with any collateral, the repayment of which was guaranteed by Mr. Or, and two other unrelated third parties maturing on September 25, 2019 and bearing interest at 8% per annum. On September 25, 2019 , GCL agreed to extend the term of the loan to September 25, 2020. On February 9, 2021, this loan was fully assigned to an unrelated party, Brilliant Jade Group Limited, in consideration of HK$62.34 million ($8.00 million) in which outstanding loan receivable was HK$ 62.34 million ($8.00 million) as of the date of assignment.

On October 3, 2018, GCL entered into a loan agreement to provide a loan to Mr. Or and two other unrelated parties in the amount of HK$20.00 million ($2.56 million), which was not with any collateral, the repayment of which was guaranteed by Mr. Or and two other unrelated parties, maturing on December 2, 2018 and bearing interest at 8% per annum. On December 2, 2018, GCL agreed to extend the term of the loan to March 2, 2019. On March 1, 2019, Mr. Or and two unrelated parties fully repaid HK$20.00 million ($2.56 million) to the Company.

On March 14, 2019, GCL entered into a loan agreement to provide a loan to Mr. Or in the amount of HK$7.00 million ($0.90 million), which was not with any collateral, the repayment of which was guaranteed by Mr. Or, maturing on March 13, 2020 and bearing interest at 8% per annum. On September 30, 2019, Mr. Or fully repaid HK$7.00 million ($0.90 million) to the Company.

On November 1, 2019, GCL entered into a loan agreement to provide a loan to Mr. Or in the amount of HK$38.00 million ($4.87 million), which was not with any collateral, the repayment of which was guaranteed by Mr. Or, maturing on October 31, 2020 and bearing interest at 6% per annum. On April 8, 2020, Mr. Or fully repaid HK$38.00 million ($4.87 million) to the Company.

As of December 31, 2020 and 2019, loans receivables due from Mr. Or and two other unrelated parties totaled HK$73.84 million ($9.47 million) and HK$166.00 million ($21.28 million) remained outstanding, respectively. On February 9, 2021, one of the loans receivables due from Mr. Or and two unrelated third parties were assigned to an unrelated party, Brilliant Jade Group Limited, in consideration of HK$62.34 million ($8.00 million) in which the relevant outstanding loan balance was HK$62.34 million ($8.00 million) as of the date of assignment. No interest receivable is accrued as of the date of assignment according to the contract term. During the years ended December 31, 2020 and 2019, interest income of $nil and $1.10 million have been earned on these loans. As of December 31, 2020, and 2019, accrued interest receivable on these loans amounted to $0.09 million and $0.98 million, respectively.

Mr. Or is the sole shareholder of Alpen Baruch Bank Limited which is an international bank situated in Vanuatu. As of December 31, 2021 and 2020, the Company had HK $4.50 million ($0.58 million) and HK $6.74 million ($0.86 million) cash deposited in Alpen Baruch Bank Limited. For the years ended December 31, 2021 and 2020, there was no any interest income from Alpen Baruch Bank Limited, and bank charge paid to Alpen Baruch Bank Limited were immaterial.